Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

Note 4 – Inventory

Inventory was comprised of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Raw Materials	$82,834	$-
Packaging	78,799	2,907
Finished goods	717,417	103,496
	$879,050	$106,403
Note 4 – Inventory Inventory was comprised of the following at December 31, 2021:
December 31, 2021
Packaging	$2,907
Finished goods	103,496
$106,403